THE MERGER AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
Mergers Acquisitions and Dispositions Disclosures [Abstract]
The merger and basis of presentation

3. THE MERGER AND BASIS OF PRESENTATION

The accompanying audited financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and the instructions to Form 10-K promulgated by the Securities and Exchange Commission (“SEC”).

(a) Description of the Merger and Private Placement Offering

The Company completed the Merger on June 3, 2008.   In accordance with the terms of the Merger, each share of common stock of Old Arno that was outstanding immediately prior to the Merger was exchanged for 1.99377 shares of the Company’s common stock.  In addition, all securities convertible into or exercisable for shares of Old Arno common stock outstanding immediately prior to the Merger were cancelled, and the holders thereof received similar securities convertible into or exercisable for the purchase of an aggregate of 1,611,760 shares of the Company’s common stock. In consideration for their shares of the Company’s pre-merger common stock, the Company’s shareholders received an aggregate of 19,291,824 shares of Laurier common stock.  Immediately prior to the effective time of the Merger, 1,100,200 shares of Laurier’s common stock were issued and outstanding. Upon completion of the Merger, the Old Arno shareholders owned approximately 95% of the Company’s issued and outstanding common stock, assuming the exercise of all of the issued and outstanding common stock options and warrants.

Following the Merger, the business conducted by the Company is the business conducted by Old Arno prior to the Merger. In addition, the directors and officers of Laurier were replaced by the directors and officers of Old Arno.

As a condition and immediately prior to the closing of the Merger, on June 2, 2008, Old Arno completed a private placement of its equity securities whereby it received gross proceeds of approximately $17,732,000 through the sale of approximately 3,691,900 shares of Old Arno Common Stock to selected accredited investors, which shares were exchanged for approximately 7,360,700 shares of Company Common Stock after giving effect to the Merger. Contemporaneously with the June 2008 private placement, the Old Arno’s outstanding 6% Notes (defined below) converted into 984,246 shares of Old Arno’s common stock and the holders of the Notes received warrants to purchase an aggregate of 98,409 shares of Old Arno common stock at an exercise price equal to $4.83 per share. The shares issued upon conversion were exchanged for an aggregate of approximately 1,962,338 shares of the Company’s Common Stock and the warrants were exchanged for five-year warrants to purchase an aggregate of approximately 196,189 shares of the Company’s Common Stock at an exercise price equal to $2.42 per share. See “Note 8. Convertible Debentures and Notes Payable.”

All references to share and per share amounts in these financial statements have been restated to retroactively reflect the number of common shares of Arno common stock issued pursuant to the Merger.

(b) Accounting Treatment of the Merger; Financial Statement Presentation

The Merger was accounted for as a reverse acquisition pursuant to Accounting Standards Codification (“ASC”) 805-40-25, which provides that the “merger of a private operating company into a non-operating public shell corporation with nominal net assets typically results in the owners and management of the private company having actual or effective operating control of the combined company after the transaction, with the shareholders of the former public shell continuing only as passive investors. These transactions are considered by the Securities and Exchange Commission to be capital transactions in substance, rather than business combinations. That is, the transaction is equivalent to the issuance of stock by the private company for the net monetary assets of the shell corporation, accompanied by a recapitalization.” Accordingly, the Merger has been accounted for as a recapitalization, and, for accounting purposes, Old Arno is considered the acquirer in a reverse acquisition.

Laurier’s  historical accumulated deficit for periods prior to June 3, 2008, in the amount of $120,538, was eliminated against additional-paid-in-capital, and the accompanying financial statements present the previously issued shares of Laurier common stock as having been issued pursuant to the Merger on June 3, 2008. The shares of common stock of the Company issued to the Old Arno stockholders in the Merger are presented as having been outstanding since August 2005 (the month when Old Arno first sold its equity securities).

Because the Merger was accounted for as a reverse acquisition under GAAP, the financial statements for periods prior to June 3, 2008 reflect only the operations of Old Arno.